Other assets (Tables)	6 Months Ended
Jun. 30, 2022
Other assets include the following:

Other assets include the following:

	June 30,	December 31,
€ in thousand	2022	2021
R&D tax credit receivables	40,031	35,390
Tax receivables	8,002	6,145
Prepaid expenses	5,359	5,131
Contract costs	3,010	3,010
Advance payments	2,035	27,375
Consumables and supplies on stock	1,414	1,722
Miscellaneous current assets	570	23
Other non-financial assets	60,422	78,796

Deposits	11,341	11,339
Miscellaneous financial assets	151	183
Other financial assets	11,491	11,522
Other assets	71,913	90,318
Less non-current portion	(17,948)	(19,282)
Current portion	53,965	71,036